Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:
In planning and performing our audits of the financial statements of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust, as of and for the year ended December 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and Board of Trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2024.
This report is intended solely for the information and use of the management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/ KPMG LLP
Chicago, Illinois
February 24, 2025

Appendix

JNL/DFA U.S. Core Equity Fund
JNL/DFA International Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL/Mellon Communication Services Sector Fund
JNL Multi-Manager Mid Cap Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon World Index Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon DowSM Index Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Mellon Utilities Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/BlackRock Global Natural Resources Fund
JNL/AQR Large Cap Defensive Style Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Invesco Diversified Dividend Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Causeway International Value Select Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/PIMCO Income Fund
JNL/Cohen & Steers U.S. Realty Fund
JNL/Loomis Sayles Global Growth Fund
JNL/JPMorgan Hedged Equity Fund
JNL/WMC Value Fund
JNL/American Funds Balanced Fund
JNL Multi-Manager Emerging Markets Equity Fund

JNL/WMC Balanced Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/T. Rowe Price Growth Stock Fund
JNL/William Blair International Leaders Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/Invesco Global Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/Mellon International Index Fund
JNL/Mellon Bond Index Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Morningstar U.S. Sustainability Index Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/WMC Global Real Estate Fund
JNL Multi-Manager Small Cap Value Fund
JNL/JPMorgan U.S. Value Fund
JNL/Western Asset Global Multi-Sector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/MFS Mid Cap Value Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/Mellon Emerging Markets Index Fund
JNL S&P 500 Index Fund
JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL Multi-Manager Alternative Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Westchester Capital Event Driven Fund
JNL Multi-Manager International Small Cap Fund
JNL/AB Sustainable Global Thematic Fund
JNL/WCM China Quality Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/JPMorgan Managed Moderate Growth Fund

JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Moderate Fund
JNL Aggressive Growth Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Growth Allocation Fund
JNL/Goldman Sachs 4 Fund
JNL/T. Rowe Price Balanced Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/WMC Equity Income Fund
JNL/Baillie Gifford International Growth Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Lord Abbett Short Duration Income Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Growth Fund
JNL Moderate Allocation Fund
JNL Conservative Allocation Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Growth ETF Allocation Fund
JNL/Newton Equity Income Fund
JNL/Lazard International Quality Growth Fund
JNL/DoubleLine® Total Return Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/WCM Focused International Equity Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/PPM America Total Return Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds Washington Mutual Investors Fund
JNL/American Funds New World Fund
JNL/American Funds Capital World Bond Fund

JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Bond Fund of America Fund
JNL/BlackRock Global Allocation Fund
JNL/First Sentier Global Infrastructure Fund
JNL Mid Cap Index Fund
JNL Small Cap Index Fund
JNL Bond Index Fund
JNL International Index Fund
JNL Emerging Markets Index Fund
JNL/PIMCO Real Return Fund
JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/American Funds Moderate Allocation Fund
JNL/Morningstar SMID Moat Focus Index Fund
JNL/PPM America Investment Grade Credit Fund